PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 2,177,000		$ 2,114,000	$ 1,827,000
Tangible Asset Impairment Charges, Total			0	896,000
Prior Period Reclassification Adjustment			163,000
Depreciation	$ 63,000	$ 52,000	$ 287,000	393,000
Hardware Supplies [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment				1,297,000
Impairment Charge on Reclassified Assets				896,000
Property, Plant and Equipment, Other, Gross				$ 2,193,000